Cover	Sep. 30, 2021	Jul. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	GREENLIGHT CAPITAL RE, LTD.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-33493
Entity Address, Address Line One	65 Market Street
Entity Address, Address Line Two	Suite 1207, Jasmine Court
Entity Address, City or Town	Camana Bay
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1205
City Area Code	345
Local Phone Number	943-4573
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	GLRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0001385613
Amendment Flag		false